Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP 91-0369590 002 [Member]
EBP, Net Asset Available for Benefit	$ 20,607,664	$ 18,574,499